DEBT FINANCING ARRANGEMENTS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
DEBT FINANCING ARRANGEMENTS
Loans and advances	$ 470,092	$ 844,053	$ 941,242
Convertible notes payable	3,424,556	3,054,869	1,162,606
Factoring agreements	532,467	577,177	723,754
Debt - third party		4,476,099	2,827,602
Line of credit, related party secured by assets	2,742,929	2,742,929	3,043,390
Debt - other related party, net of discounts		2,015,500	7,450,000
Convertible debt - related party		553,100	902,781
Shareholder debt	144,081	4,150	49,452
Debt - related party		5,315,679	11,445,623
Total financing arrangements		9,791,778	14,273,225
Debt - third party	4,427,115	4,102,138
Less current liabilities:
Loans, advances and agreements - third party	(1,002,559)	(1,276,770)	(1,446,571)
Convertible notes payable, third party	(3,424,556)	(3,054,869)	(1,162,606)
Debt - other related party, net of discounts	2,015,500	2,015,500
Debt - related party, net of discount		(4,762,579)	(10,542,842)
Convertible notes payable - related party	553,100	553,100	902,781
Convertible debt - related party	553,100	553,100
Total	(9,882,725)	(9,647,318)	(14,054,800)
Total long term debt	0	144,460	$ 218,425
Debt - related party	5,455,610	5,315,679
Total financing arrangements	9,882,725	9,417,817
Debt - related party, net of discount	$ (4,902,510)	$ (4,762,579)